Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision	The income tax provision for the years then ended comprised (in thousands):

	For the Year Ended December 31,
	2020	2019	2018
Current expense:
United Kingdom	$—	$—	$—
Foreign	287	189	27
Total current expense:	$287	$189	$27
Deferred benefit
United Kingdom		—	—
Foreign	(158)	(48)	0
Total deferred benefit:	(158)	(48)	—
Total income tax expense:	$129	$141	$27

Schedule of Reconciliation of Income Tax Expense

A reconciliation of income tax expense computed at the statutory U.K. income tax rate to income taxes as reflected in the consolidated financial statements is as follows (in thousands):

	For the Year Ended December 31,
	2020	2019	2018
Income taxes at UK statutory rate of 19%	$(18,277)	$(10,215)	$(6,315)
R&D expenditure	5,756	5,805	3,091
Foreign rate differential	42	33	13
Change in valuation allowance	15,691	4,481	3,254
U.S. state income taxes	(13)	19	—
Other	(3,070)	18	(16)
	$129	$141	$27

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2020, 2019 and 2018 consist of the following (in thousands):

	For the Year Ended December 31,
	2020	2019	2018
Deferred tax assets
Net operating loss carryforwards	$23,135	$11,046	$7,370
Depreciation	411	374	171
Accrued expenses	182	48	—
Non-cash share-based compensation	903	295	18
Other	25	—	—
Total deferred tax assets	$24,656	$11,763	$7,559
Valuation allowance	(24,450)	(11,715)	(7,559)
Net deferred tax assets	$206	$48	$—

Schedule of Changes in Valuation Allowance for Deferred Tax Assets

Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2020, 2019 and 2018 related primarily to the increases in net operating loss carryforwards and were as follows (in thousands):

	For the Year Ended December 31,
	2020	2019	2018
Valuation allowance at beginning of year	$11,715	$7,559	$4,305
Increases recorded to income tax provision	12,735	4,156	3,254
Valuation allowance at end of year	$24,450	$11,715	$7,559